Accrued Liabilities and Other Payables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities and Other Payables
Accrued professional fees	¥ 10,552	¥ 11,438
Accrued promotion fees	10,829	350
Accrued office rental expense	769	177
Accrued employee welfare expense, meal and travel expense	362	1,579
Guarantee deposits	280	330
Withholding employees' social insurance and housing fund	1,289	1,140
Others	3,525	2,487
Total	¥ 27,606	¥ 17,501